Income and Expenses - Summary of Contract Liabilities and Unearned Revenues Account (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Offsetting Liabilities [Line Items]
Total contract liabilities and unearned revenues	₱ 18,895	₱ 17,114	₱ 13,621	₱ 9,571
Contract liabilities:
Noncurrent	300	204
Current	16	5
Noncurrent	7,906	7,411
Current	10,673	9,494
Unearned revenues from prepaid contracts [member]
Offsetting Liabilities [Line Items]
Unearned revenues from prepaid contracts	6,864	5,842
Leased facilities [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	4,851	4,938
Short-term advances for installatin services [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	5,004	4,180
Advance Monthly Service Fees
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	2,152	2,136
Long-term advances from equipment [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	₱ 24	₱ 18